Segment reporting Product lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	$ 10,524	$ 10,646	$ 11,178
Foodservice packaging [member]
Disclosure of products and services [line items]
Revenue	3,729	3,748	3,958
Food and beverage package containers [member]
Disclosure of products and services [line items]
Revenue	1,487	1,541	1,704
Waste and storage products [member]
Disclosure of products and services [line items]
Revenue	1,157	1,166	1,205
Cooking products [member]
Disclosure of products and services [line items]
Revenue	1,071	1,060	1,060
Caps and closures [member]
Disclosure of products and services [line items]
Revenue	901	928	982
Carton packaging [member]
Disclosure of products and services [line items]
Revenue	774	809	835
Non-food plastic containers [member]
Disclosure of products and services [line items]
Revenue	660	682	743
Tableware [member]
Disclosure of products and services [line items]
Revenue	731	710	704
Liquid packaging board [member]
Disclosure of products and services [line items]
Revenue	453	414	443
Paper products [member]
Disclosure of products and services [line items]
Revenue	335	357	375
Elimination of intersegment amounts [member]
Disclosure of products and services [line items]
Revenue	$ (774)	$ (769)	$ (831)